9. INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Deferred tax assets
	December 31,
	2020	2019
Deferred tax assets
Net operating loss carryforward	$105,559	$—
Unrealized gain on marketable securities	—	—
Total deferred tax assets	105,559	—
Valuation Allowance	(105,559)	—
Deferred tax assets, net valuation allowance	$—	$—

Income tax provision
	As of December 31,
	2020	2019
Federal
Current	$17,841	$102,332
Deferred	(87,480)	2,936

State and Local
Current	—	—
Deferred	(18,079)	—

Change in valuation allowance	105,559	(21,062)

Income tax provision	$17,841	$84,206

Reconciliation of the federal income tax rate
	December 31, 2020	December 31, 2019

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.3%	0.0%
True-ups	(4.3)%	0.4%
Valuation allowance	(25.3)%	(4.3)%
Income tax provision	(4.3)%	17.1%